Reclamation Provision	12 Months Ended
Dec. 31, 2024
Reclamation Provision [Abstract]
Reclamation provision
9.	Reclamation provision

As at December 31,	2024	2023
Balance, start of year	$1,529	$1,271
Additions	2,244	291
Accretion	33	23
Settlement	(13)	(69)
Change in estimate	(28)	13
Balance, end of year	$3,765	$1,529

The reclamation provision represents the estimated costs for restoration and rehabilitation for environmental disturbances at Warintza, estimated to be incurred in the year 2027. The total undiscounted estimated cash flows required to settle these obligations as at December 31, 2024 are $4,274 (December 31, 2023 – $1,786), which have been inflated at an average rate of 2.07% per annum (December 31, 2023 – 2.10%) and discounted at an average rate of 4.27% (December, 31, 2023 – 3.93%).

Restricted cash of $571 (December 31, 2023 – $571) represents funds being used to collateralize guarantees issued to support environmental bonding requirements with respect to the environmental disturbances at Warintza.